Concentration of Credit Risk and Significant Customers	9 Months Ended
Sep. 30, 2012
Concentration of Credit Risk and Significant Customers [Abstract]
Concentration of Credit Risk and Significant Customers

Note 2 - Concentration of Credit Risk and Significant Customers

We operate in an industry that is highly regulated, competitive and rapidly changing and involves numerous risks and uncertainties. Significant technological and/or regulatory changes, the emergence of competitive products and other factors could negatively impact our consolidated financial position or results of operations.

We have been dependent on our collaborative agreements with a limited number of third parties for a substantial portion of our revenue, and our discovery and development activities may be delayed or reduced if we do not maintain successful collaborative arrangements. We had revenue from customers, as a percentage of total revenue, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Novartis	-	95%	-	36%
Monsanto	-	5%		54%
Mirna	-	-	-	4%
Debiopharm	91%	-	63%	1%
Astra Zeneca	-	-	9%	-
Undisclosed Partner #1	-	-	8%	-
Other	9%	-	20%	5%
Total	100%	100%	100%	100%